Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event
Subsequent Event

19. Subsequent Event

        In connection with preparing the audited consolidated financial statements for the year ended December 31, 2011, we have evaluated subsequent events for potential recognition and disclosure through the date of this filing.